Income Taxes (Details) - Schedule of differences between PRC statutory income tax rate and effective income tax rate ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Income Taxes (Details) - Schedule of differences between PRC statutory income tax rate and effective income tax rate [Line Items]
Loss from continuing operations (in Dollars)		¥ (97,838)	$ 97,838	¥ (2,481,730)	$ 264,241	¥ (1,220,113)	$ 277,579
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	[1]	(12.97%)	(12.97%)	(16.33%)	(16.33%)	(24.58%)	(24.58%)
Share-based compensation expenses not deductible for tax purposes		(2.33%)	(2.33%)	(2.14%)	(2.14%)	0.00%	0.00%
Effect of different tax rates of subsidiary operating in other jurisdiction and withhold tax		(5.61%)	(5.61%)	(6.55%)	(6.55%)	(1.69%)	(1.69%)
Effect of valuation allowance		(4.09%)	(4.09%)	0.02%	0.02%	0.24%	0.24%
Effective tax rate		0.00%	0.00%	0.00%	0.00%	(1.03%)	(1.03%)
Cayman Islands, Dollars
Income Taxes (Details) - Schedule of differences between PRC statutory income tax rate and effective income tax rate [Line Items]
Loss from continuing operations (in Dollars)			$ 21,939		$ 69,220		$ 4,514
PRC [Member]
Income Taxes (Details) - Schedule of differences between PRC statutory income tax rate and effective income tax rate [Line Items]
Loss from continuing operations (in Dollars)			$ 75,899		$ 195,021		$ 273,065

[1]	These expenses are non-deductible due to reclassification from discontinue operations.